SCHEDULE OF CHANGES IN THE DERIVATIVE LIABILITIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Balance - December 31, 2023	$ 32,241
Addition of new derivatives recognized as debt discounts	23,904		1,096
Addition of new derivatives recognized as loss on derivatives	48,249	1,406	2,935
Balance - September 30, 2024	276,286		32,241
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Balance - December 31, 2023	32,241
Addition of new derivatives recognized as debt discounts	267,566		28,000
Addition of new derivatives recognized as loss on derivatives	48,249		2,935
Gain on change in fair value of the derivative	(71,770)		1,306
Balance - September 30, 2024	$ 276,286		$ 32,241